Annual Operating Expenses - FidelityGrowthIncomePortfolio-RetailPRO - FidelityGrowthIncomePortfolio-RetailPRO - Fidelity Growth & Income Portfolio - Fidelity Growth & Income Portfolio	Sep. 29, 2023
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.58%